Additional Information: Condensed Financial Statements of Parent Company - Condensed Statements of Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Total operating expenses	$ (44,696)	$ (63,617)	$ (52,236)
Operating loss	(15,171)	(29,308)	(21,525)
Other gains, net	1,841	(1,082)	791
Fair value (loss)/gain on derivative liabilities	(10,190)	3,995	(19,390)
Loss before income tax expense	(24,071)	(27,108)	(40,231)
Income tax expense	(548)	(222)	555
Net loss	(24,619)	(27,330)	(39,714)
Accretion of convertible redeemable preferred shares redemption value	(1,662)	(773)	(2,692)
Accretion to redeemable ordinary shares redemption value	(3,650)	(1,556)	(1,982)
Net loss attributable to iClick Interactive Asia Group Limited's ordinary shareholders	(29,931)	(29,659)	(41,797)
Net loss	(24,619)	(27,330)	(39,714)
Other comprehensive loss:
Foreign currency translation adjustment, net of tax	(79)	(139)	(129)
Comprehensive loss attributable to iClick Interactive Asia Group Limited	(24,698)	(27,469)	(39,843)
Parent Company [Member]
Operating expenses
General and administrative expenses	(6,928)	(21,655)	(7,455)
Total operating expenses	(6,928)	(21,655)	(7,455)
Operating loss			0
Other gains, net	(116)	145	101
Fair value (loss)/gain on derivative liabilities	(10,190)	3,995	(19,390)
Loss from subsidiaries and VIEs	(7,385)	(9,815)	(12,970)
Loss before income tax expense	(24,619)	(27,330)	(39,714)
Income tax expense	0	0	0
Net loss	(24,619)	(27,330)	(39,714)
Accretion of convertible redeemable preferred shares redemption value	(1,662)	(773)	(2,692)
Accretion to redeemable ordinary shares redemption value	(3,650)	(1,556)	(1,982)
Net loss attributable to iClick Interactive Asia Group Limited's ordinary shareholders	(29,931)	(29,659)	(44,388)
Net loss	(24,619)	(27,330)	(39,714)
Other comprehensive loss:
Foreign currency translation adjustment, net of tax	(79)	(139)	(129)
Comprehensive loss attributable to iClick Interactive Asia Group Limited	$ (24,698)	$ (27,469)	$ (39,843)